Segment reporting	6 Months Ended
Jun. 30, 2020
Segment reporting
Segment reporting

11.Segment reporting

The Company operates from the Netherlands, Belgium, the United States and Japan. Revenues are generated by external customers with their main registered office geographically located as shown in the table below. In prior periods this has been presented based on the geographical location of the contracting entity.

	Six Months Ended
	June 30,
(in thousands of €)	2020	2019
Denmark	€120	€128
Belgium	—	1,498
United States	22,268	41,906
Total	€22,388	€43,532